CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Current liabilities:
Accounts payable	$ 190,182	¥ 1,307,598		¥ 596,507
Salary and welfare payables	35,898	246,815		148,605
Taxes payable	5,600	38,505		24,992
Deferred revenue	143,283	985,143		572,848
Accrued liabilities and other payables	97,512	670,442		49,318
Amount due to related parties	$ 7,320	¥ 50,331		¥ 5,724
Mezzanine equity:
Convertible redeemable preferred shares, outstanding				142,913,505
Pre-IPO Series A Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, authorized	0	0		7,078,502
Convertible redeemable preferred shares, issued	0	0		7,078,502
Convertible redeemable preferred shares, outstanding	0	0		7,078,502
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 2.9
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 3.4
Pre-IPO Series A+ Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		14,643,281
Convertible redeemable preferred shares, issued	0	0		14,643,281
Convertible redeemable preferred shares, outstanding	0	0		14,643,281
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 6.3
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 5.2
Pre-IPO Series B Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		22,794,876
Convertible redeemable preferred shares, issued	0	0		22,794,876
Convertible redeemable preferred shares, outstanding	0	0		22,794,876
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 15.3
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 12.7
Pre-IPO Series C Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		27,996,184
Convertible redeemable preferred shares, issued	0	0		27,996,184
Convertible redeemable preferred shares, outstanding	0	0		27,996,184
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 31.5
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 26.8
Pre-IPO Series C1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		42,585,304
Convertible redeemable preferred shares, issued	0	0		42,585,304
Convertible redeemable preferred shares, outstanding	0	0		42,585,304
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 34.1
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 30.6
Pre-IPO Series C2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		0
Convertible redeemable preferred shares, issued	0	0		954,605
Convertible redeemable preferred shares, outstanding	0	0		954,605
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 38.2
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 34.2
Pre-IPO Series D1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		13,101,189
Convertible redeemable preferred shares, issued	0	0		13,101,189
Convertible redeemable preferred shares, outstanding	0	0		13,101,189
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 42.6
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 40.5
Pre-IPO Series D2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Convertible redeemable preferred shares, authorized	0	0		0
Convertible redeemable preferred shares, issued	0	0		13,759,564
Convertible redeemable preferred shares, outstanding	0	0		13,759,564
Convertible redeemable preferred shares, redemption value per share | ¥ / shares				¥ 50.0
Convertible redeemable preferred shares, liquidation value per share | ¥ / shares				¥ 47.5
Pre-IPO Class A Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	0	0		332,854,142
Ordinary shares, issued	0	0		69,336,926
Ordinary shares, outstanding	0	0		69,336,926
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	100,000,000	100,000,000		0
Ordinary shares, issued	85,364,814	85,364,814		0
Ordinary shares, outstanding	85,364,814	85,364,814		0
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000		0
Ordinary shares, issued	229,056,421	229,056,421		0
Ordinary shares, outstanding	226,323,075	226,323,075		0
Pre-IPO Class B Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	0	0		13,600,000
Ordinary shares, issued	0	0		13,600,000
Ordinary shares, outstanding	0	0		13,600,000
Pre-IPO Class C Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Ordinary shares, authorized	0	0		8,500,000
Ordinary shares, issued	0	0		8,500,000
Ordinary shares, outstanding	0	0		8,500,000
Pre-IPO Class D Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized	0	0		2,132,353
Ordinary shares, issued	0	0		2,132,353
Ordinary shares, outstanding	0	0		2,132,353
Consolidated VIEs without recourse to the primary beneficiary
Current liabilities:
Accounts payable | ¥		¥ 1,078,070		¥ 500,685
Salary and welfare payables | ¥		94,699		60,356
Taxes payable | ¥		27,152		20,552
Deferred revenue | ¥		937,086		571,248
Accrued liabilities and other payables | ¥		318,568		29,274
Amount due to related parties | ¥		¥ 23,100		¥ 5,700